Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1870


           Balanced Dividend Sustainability & Income Portfolio 2018-2


                          Supplement to the Prospectus


   Effective June 4, 2018, the names of the following securities have changed:

Current Name                             Previous Name
Invesco Senior Loan ETF                  PowerShares Senior Loan Portfolio
Invesco Taxable Municipal Bond ETF       PowerShares Taxable Municipal Bond Portfolio
Invesco Variable Rate Preferred ETF      PowerShares Variable Rate Preferred Portfolio


Supplement Dated: June 5, 2018